Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Class of Stock [Line Items]
Beginning balance	$ (507)	$ (2,626)	$ (1,149)	$ 139
Current year other comprehensive loss	1,332	2,119	(1,477)	(1,288)
Ending balance	825	(507)	(2,626)	(1,149)
Foreign currency translation [Member]
Class of Stock [Line Items]
Beginning balance	(507)	(2,626)	(1,149)	139
Current year other comprehensive loss	1,332	2,119	(1,477)	(1,288)
Ending balance	$ 825	$ (507)	$ (2,626)	$ (1,149)